ACCUMULATED DEFICIT AND STATUTORY RESERVE (Schedule of Accumulated Deficit) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
PRC statutory reserved funds	¥ 30,882	$ 4,491	¥ 30,882
Unreserved accumulated deficit	(1,340,306)	(194,939)	(888,633)
Accumulated deficit	¥ (1,309,424)	$ (190,448)	¥ (857,751)